Acquisitions - EMEA (Details) - TSYS Managed Services EMEA Limited (EMEA) £ in Millions, $ in Millions	1 Months Ended
	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 USD ($)
Acquisitions
Interest acquired (as a percent)	45.00%	45.00%
Cash paid	£ 4.2	$ 5.9
Outstanding existing debt repaid	£ 2.2	$ 3.0